Commitments	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
Commitments
16.	Commitments

Capital commitments

The Group has commitment for capital expenditure totaling $3.83 million as of December 31, 2024. The commitment is related to purchase miners and acquire a BTC mining facility.